Basic and Diluted Loss per Share (Tables)	12 Months Ended
Jun. 30, 2022
Basic earnings per share [abstract]
Schedule of computation of basic and diluted loss per share
	2022	2021	2020
	$	$	$
Net Loss	(9,446,454)	(552,436)	182,116)
	#	#	#
Basic weighted-average number of shares outstanding	15,884,041	13,008,669	13,007,995
Assumed conversion of dilutive stock options and warrants	-	-	-
Diluted weighted-average number of shares outstanding	15,884,041	13,008,669	13,007,995
	$	$	$
Basic and diluted loss per share	(0.60)	(0.04)	(0.01)